Other financial liabilities - Additional Information (Detail)	Nov. 30, 2023 AUD ($) shares	Dec. 31, 2023 $ / shares	Nov. 30, 2023 $ / shares
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Value of securities exercisable | $	$ 0
Exercise price | $ / shares			$ 0.583
Securities Expiry Date	Jun. 05, 2029
Prefunded Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares	1,824,445
Exercise price | $ / shares		$ 0.01
Ordinary Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares	4,444,445
Exercise price | $ / shares		$ 0.583
American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares	2,620,000